Segment Information (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information
For the Period from July 3, 2024 (Inception) Through December 31, 2024
General and administrative expenses	$167,031
Interest earned on the Trust Account	$283,921

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025	For the Period from July 3, 2024 (inception) through September 30, 2024
General and administrative costs	$604,405	$910,312	$43,124
Interest earned on investments in Trust Account	$1,380,897	$4,119,843	$—

	September 30, 2025	December 31, 2024
Investments in Trust Account	$131,283,264	$127,163,421

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the nine months ended September 30,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$2,410	$1,299
Selling, general and administrative (excluding depreciation and amortization)	2,819	858
Unit-based compensation	13,220	363
Depreciation and amortization	7,185	1,808
Colocation lease cost	3,775	1,283
Total operating expenses	$29,409	$5,611

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following (in thousands):

	For the year ended December 31,2024	For the period from August 16, 2023¹ though December 31, 2023

Cost of revenue (excluding depreciation and amortization)	$1,930	$43
Selling, general and administrative (excluding depreciation and amortization)	1,745	154
Depreciation and amortization	2,534	331
Colocation lease cost	1,795	209
Total operating expenses	$8,004	$737

¹:	Date of inception